Summary of Significant Accounting Policies - Summary of concentation risk by vendor (Detail) - Cost of Goods and Service Benchmark [Member] - Supplier Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Vendor A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%	27.00%
Vendor B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%	20.00%
Vendor C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%
Vendor D [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%
Vendor E [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%